Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2017 MWh $ / MWh
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	623,528
Receive average prices (per MW-hr) | $ / MWh	40.15
NI HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,655,520
Receive average prices (per MW-hr) | $ / MWh	29.15
ERCORT North HUB
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	3,136,446
Receive average prices (per MW-hr) | $ / MWh	36.46